SUBSEQUENT EVENTS (Details)														12 Months Ended
	Mar. 16, 2023	Feb. 22, 2023 R / shares	Feb. 22, 2023 R / shares $ / shares	Aug. 05, 2022 R / shares	Aug. 05, 2022 $ / shares	Feb. 22, 2022 R / shares	Feb. 22, 2022 $ / shares	Aug. 06, 2021 R / shares	Aug. 06, 2021 $ / shares	Feb. 22, 2021 R / shares	Feb. 22, 2021 $ / shares	Feb. 21, 2020 R / shares	Feb. 21, 2020 $ / shares	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (ZAR/USD per share) | (per share)				R 4.93	$ 0.28	R 2.17	$ 0.15	R 0.87	$ 0.06	R 7.05	$ 0.48	R 1.65	$ 0.09
Iduapriem
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest held														100.00%
Iduapriem | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest held	100.00%
Gold Fields Ghana Limited | Tarkwa Mine
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest held														90.00%
Ghana Government | Tarkwa Mine
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest held														10.00%
Tarkwa Mine | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture (in percent)														33.30%
Tarkwa Mine | Gold Fields Ghana Limited | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture (in percent)														66.70%
Declaration of dividends
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (ZAR/USD per share) | (per share)		R 3.22	$ 0.18
Foreign exchange rate		17.53	17.53